Note 2: Summary of Significant Accounting Practices: Fiscal Year (Policies)	12 Months Ended
May 31, 2013
Policies
Fiscal Year	FISCAL YEAR The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a May 31 fiscal year end.